Pension and Other Postretirement Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 22, 2013
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Amounts That Will Be Amortized From Accumulated Other Comprehensive Income Loss In Next Fiscal Year Regulatory	$ 17,300
Defined Benefit Plan Amortization Of Net Gains Losses Regulatory	17,700
Defined Benefit Plan Amortization Of Net Prior Service Cost Credit Regulatory	$ 400
Defined Benefit Plan, Health Care Cost Trend Rate For Pre-65 Population Assumed for Next Fiscal Year				7.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate, Decrease				4.75%
Defined Benefit Plan, Year Health Care Cost Trend Rate Reaches Ultimate Trend Rate	2026
Defined Contribution Plan, Cost	$ 5,400	$ 4,600	$ 3,700
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Accumulated Other Comprehensive loss, beginning of period	(6,951)
Accumulated Other Comprehensive loss, end of period	(8,438)	(6,951)
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year				$ 800
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rate [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	44
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(39)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	478
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(428)
Payment for Pension and Other Postretirement Benefits [Abstract]
Qualified Defined Benefit Pension Plan Contributions	$ 19,400
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Net Periodic Benefit Costs Overhead Charge Percentage	25.00%
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan Net Periodic Benefit Costs Overhead Charge Percentage	35.00%
Domestic Large Cap Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				29.30%
Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				6.90%
Foreign Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				28.00%
Emerging Market Equity Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				11.80%
Government Or Credit Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				17.50%
High Yield Bond Securities [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				2.00%
Emerging Market Debt [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				3.50%
Real Estate Funds [Member]
Defined Benefit Plan, Assets, Target Allocations [Abstract]
Defined Benefit Plan Target Plan Asset Allocations				1.00%
Pension Costs [Member]
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Regulatory Assets Prior Service Cost				$ 49	$ 176
Regulatory Assets Actuarial Loss				175,035	177,660
Regulatory Assets				175,084	177,836
Postretirement Benefit Costs [Member]
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Regulatory Assets Prior Service Cost				(2,206)	(2,675)
Regulatory Assets Actuarial Loss				6,964	7,874
Regulatory Assets				4,758	5,199
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				287,895	252,115
Defined Benefit Plan, Benefit Obligation	$ 457,839	445,628	445,628	486,289	457,839	$ 445,628
Defined Benefit Plan, Fair Value of Plan Assets	257,714	249,338	249,338	287,925	257,714	249,338
Reconciliation of change in benefit obligation
Obligation at beginning of period	457,839	445,628
Defined Benefit Plan, Service Cost	7,090	7,083	8,267
Defined Benefit Plan, Interest Cost	18,111	18,399	18,360
Defined Benefit Plan, Actuarial Loss	34,829	7,688
Defined Benefit Plan, Plan Assets, Benefits Paid	(31,580)	(20,959)	(35,923)
Obligation and end of period	486,289	457,839	445,628
Reconciliation of change in plan assets
Fair value of plan assets, beginning of period	257,714	249,338
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	40,308	12,593
Defined Benefit Plan, Plan Assets, Contributions by Employer	21,483	16,742
Defined Benefit Plan, Plan Assets, Benefits Paid	(31,580)	(20,959)	(35,923)
Fair value of plan assets, end of period	287,925	257,714	249,338
Defined Benefit Plan, Funded (Unfunded) Status of Plan				(198,364)	(200,125)
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Regulatory assets defined benefit pension actuarial (gain) loss	12,177	14,005	419
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	0	0
Regulatory assets, Adjustment for Defined Benefit Plan Prior Service Cost	(127)	(230)	(230)
Regulatory asset, Adjustment for Defined Benefit Plan Amortization of Actuarial Loss	(14,802)	(13,238)	(16,372)
Regulatory Asset Adjustment Defined Benefit Plan	(2,752)	537	(16,183)
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Benefit Plan, Service Cost	7,090	7,083	8,267
Defined Benefit Plan, Interest Cost	18,111	18,399	18,360
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	(20,433)	(20,054)	(20,676)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(127)	(231)	(231)
Defined Benefit Plan, Amortization of Gain (Loss)	15,748	14,624	18,609
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year				$ 0	$ 193	$ 0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	20,643	20,476	24,791
Defined Benefit Plan Amount Allocated To Construction	(6,597)	(5,746)	(6,834)
Defined Benefit Plan Net Amount Deferred To Regulatory Balancing Account	(6,542)	(6,252)	(8,241)
Defined Benefit Plan Net Amount Charged To Expense	$ 7,504	$ 8,478	$ 9,716
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.99%	4.17%	3.82%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Rate of Return on Plan Assets	7.50%	7.50%	7.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				3.52%	4.00%	4.21%
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Expected Long Term Return On Assets				7.50%	7.50%	7.50%
Payment for Pension and Other Postretirement Benefits [Abstract]
Qualified Defined Benefit Pension Plan Contributions	$ 21,483	$ 16,742
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				$ 17,710
Defined Benefit Plan, Plan Assets, Benefits Paid	$ (31,580)	$ (20,959)	$ (35,923)
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months				22,679
Defined Benefit Plan, Expected Future Benefit Payment, Year Two				23,546
Defined Benefit Plan, Expected Future Benefit Payment, Year Three				24,542
Defined Benefit Plan, Expected Future Benefit Payment, Year Four				25,471
Defined Benefit Plan, Expected Future Benefit Payment, Year Five				26,095
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter				$ 145,065
Pension Plan [Member] | Minimum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase	3.25%	3.25%	3.25%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Rate Of Compensation Increase				3.25%	3.25%	3.25%
Pension Plan [Member] | Maximum [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan Assumptions Used Calculating Net Periodic Benefit Cost Rate Of Compensation Increase	4.50%	4.50%	5.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan Assumptions Used Calculating Benefit Obligation Rate Of Compensation Increase				4.50%	4.50%	4.50%
Pension Plan [Member] | Domestic Large Cap Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				$ 102,851	$ 55,496
Pension Plan [Member] | Domestic Small/Mid Cap Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				16,423	28,861
Pension Plan [Member] | Foreign Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				77,286	47,750
Pension Plan [Member] | Emerging Market Equity Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				28,743	13,457
Pension Plan [Member] | Fixed Income Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				2,781	6,719
Pension Plan [Member] | Government Or Credit Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				33,081	52,915
Pension Plan [Member] | High Yield Bond Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				2,777	14,072
Pension Plan [Member] | Emerging Market Debt [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				12,605	8,504
Pension Plan [Member] | Real Estate Funds [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				5,544	18,739
Pension Plan [Member] | Absolute Return Strategy Investment Securities [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				189	3,111
Pension Plan [Member] | Cash and Cash Equivalents [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Total Pension Asset Investments Net Of Receivables And Payables				5,615	2,491
Other Postretirement Benefits Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 29,395	$ 31,049	$ 31,049	28,927	29,395	$ 31,049
Defined Benefit Plan, Fair Value of Plan Assets	0	0	0	0	0	0
Reconciliation of change in benefit obligation
Obligation at beginning of period	29,395	31,049
Defined Benefit Plan, Service Cost	341	391	527
Defined Benefit Plan, Interest Cost	1,141	1,175	1,179
Defined Benefit Plan, Actuarial Loss	(213)	(1,488)
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,737)	(1,732)	(2,018)
Obligation and end of period	28,927	29,395	31,049
Reconciliation of change in plan assets
Fair value of plan assets, beginning of period	0	0
Defined Benefit Plan, Plan Assets, Increase (Decrease) for Actual Return (Loss)	0	0
Defined Benefit Plan, Plan Assets, Contributions by Employer	1,737	1,732
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,737)	(1,732)	(2,018)
Fair value of plan assets, end of period	0	0	0
Defined Benefit Plan, Funded (Unfunded) Status of Plan				(28,927)	(29,395)
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Regulatory assets defined benefit pension actuarial (gain) loss	(214)	(1,488)	2,724
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	0	0
Regulatory assets, Adjustment for Defined Benefit Plan Prior Service Cost	468	468	(197)
Regulatory asset, Adjustment for Defined Benefit Plan Amortization of Actuarial Loss	(696)	(705)	(554)
Regulatory Asset Adjustment Defined Benefit Plan	(442)	(1,725)	1,973
Defined Benefit Plans and Other Postretirement Benefit Plans Disclosures [Abstract]
Defined Benefit Plan, Service Cost	341	391	527
Defined Benefit Plan, Interest Cost	1,141	1,175	1,179
Defined Benefit Plan, Expected Return (Loss) on Plan Assets	0	0	0
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	468	468	(197)
Defined Benefit Plan, Amortization of Gain (Loss)	696	705	554
Defined Benefit Plan, Expected Amortization of Gain (Loss), Next Fiscal Year				$ 0	$ 0	$ 0
Defined Benefit Plan, Net Periodic Benefit Cost (Credit)	1,710	1,803	2,457
Defined Benefit Plan Amount Allocated To Construction	(587)	(600)	(808)
Defined Benefit Plan Net Amount Deferred To Regulatory Balancing Account	0	0	0
Defined Benefit Plan Net Amount Charged To Expense	$ 1,123	$ 1,203	$ 1,649
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.85%	4.00%	3.74%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate				3.44%	3.85%	4.00%
Payment for Pension and Other Postretirement Benefits [Abstract]
Qualified Defined Benefit Pension Plan Contributions	$ 1,737	$ 1,732
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				$ 1,835
Defined Benefit Plan, Plan Assets, Benefits Paid	(1,737)	(1,732)	$ (2,018)
Defined Benefit Plan, Expected Future Benefit Payment, Next Twelve Months				1,835
Defined Benefit Plan, Expected Future Benefit Payment, Year Two				1,871
Defined Benefit Plan, Expected Future Benefit Payment, Year Three				1,861
Defined Benefit Plan, Expected Future Benefit Payment, Year Four				1,904
Defined Benefit Plan, Expected Future Benefit Payment, Year Five				1,886
Defined Benefit Plan, Expected Future Benefit Payment, Five Fiscal Years Thereafter				9,261
Qualified Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	423,500	423,500		449,700	$ 423,500
Defined Benefit Plan, Fair Value of Plan Assets	257,700	257,700		287,900	257,700
Reconciliation of change in benefit obligation
Obligation at beginning of period	423,500
Obligation and end of period	449,700	423,500
Reconciliation of change in plan assets
Fair value of plan assets, beginning of period	257,700
Fair value of plan assets, end of period	287,900	257,700
Defined Benefit Plan, Funded (Unfunded) Status of Plan				(161,700)
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Defined Benefit Plan, Benefit Obligation, (Increase) Decrease for Settlement	0	193	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	2,777	(1,196)	(2,549)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	0	0	0
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(946)	1,386	(2,236)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	1,831	383	(4,785)
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, Prior Service Cost (Credit), before Tax				0	1
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), Gain (Loss), before Tax				13,266	11,434
Defined Benefit Plan, Accumulated Other Comprehensive (Income) Loss, before Tax				13,266	11,435
Payment for Pension and Other Postretirement Benefits [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year				15,500
Non-Qualified Pension Plans, Defined Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Benefit Obligation	34,300	34,300		36,600	$ 34,300
Defined Benefit Plan, Fair Value of Plan Assets	0			0
Reconciliation of change in benefit obligation
Obligation at beginning of period	34,300
Obligation and end of period	36,600	34,300
Reconciliation of change in plan assets
Fair value of plan assets, end of period	0
Defined Benefit Plan Amounts Recognized In Regulatory Amortization And Other Comprehensive Income Net Prior Service Cost Credit Before Tax [Abstract]
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss) Arising During Period, before Tax	(2,794)	(1,196)
Other Comprehensive Income (Loss), Amortization, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost Recognized in Net Periodic Benefit Cost, before Tax	946	1,386
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	0	193
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, before Tax	(1,848)	383
Accumulated Other Comprehensive loss, beginning of period	(6,951)	(7,162)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, Tax, Attributable to Parent	361	(172)
Other Comprehensive (Income) Loss, Defined Benefit Plan, after Reclassification Adjustment, after Tax	(1,487)	211
Accumulated Other Comprehensive loss, end of period	(8,438)	(6,951)	(7,162)
Western States Office and Professional Employees Union Pension Fund [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plans, Withdrawal Obligation				$ 7,100			$ 8,300
Multiemployer Plans, Plan Contributions	600
Multiemployer Plan, Contributions by Employer	$ 600	$ 600	$ 600
Western States Office and Professional Employees Union Pension Fund [Member] | Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan, Collective-Bargaining Arrangement, Percentage of Contributions Required for Multiple Collective-Bargaining Arrangements	4.00%
Western States Office and Professional Employees Union Pension Fund [Member] | Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Multiemployer Plan, Collective-Bargaining Arrangement, Percentage of Contributions Required for Multiple Collective-Bargaining Arrangements	5.00%